Cover	Jul. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 10, 2026
Entity File Number	001-41134
Entity Registrant Name	INCEPTION GROWTH ACQUISITION LIMITED
Entity Central Index Key	0001866838
Entity Tax Identification Number	86-2648456
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	875 Washington Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	315
Local Phone Number	636-6638
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock, $0.0001 par value, one-half (1/2) of one redeemable warrant and one right entitling the holder to receive one-tenth of a share of common stock
Title of 12(b) Security	Units, each consisting of one share of common stock, $0.0001 par value,
Trading Symbol	IGTAU
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IGTA
Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	IGTAW
Rights, each to receive one-tenth of one share of common stock
Title of 12(b) Security	Rights, each to receive one-tenth of one share of common stock
Trading Symbol	IGTAR